Property, Plant and Equipment - Disclosure of Detailed Information About Movements in Carrying Amounts of Property, Plant and Equipment (Details) - NZD ($) $ in Thousands	7 Months Ended	12 Months Ended
	Jan. 31, 2017	Jan. 31, 2019	Jan. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Balance at the beginning of the period	$ 6,209	$ 4,741	$ 4,964
Additions	723	2,585	2,317
Disposals		(2,841)	(122)
Depreciation expense	(1,664)	(2,152)	(2,724)
Impairment loss	(281)	(239)
Foreign exchange movements	(23)	1,669	306
Balance at the end of the period	4,964	3,763	4,741
Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at the beginning of the period	2,795	2,728	2,691
Additions	241	1,501	285
Disposals		(105)	(4)
Depreciation expense	(296)	(982)	(496)
Impairment loss
Foreign exchange movements	(49)	122	252
Balance at the end of the period	2,691	3,264	2,728
Plant, Furniture, Fittings and Motor Vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at the beginning of the period	3,414	2,013	2,273
Additions	482	1,084	2,032
Disposals		(2,736)	(118)
Depreciation expense	(1,368)	(1,170)	(2,228)
Impairment loss	(281)	(239)
Foreign exchange movements	26	1,547	54
Balance at the end of the period	$ 2,273	$ 499	$ 2,013